Net income/(loss) per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net income/(loss) per Ordinary Share attributable to the Group:
Basic (in USD per share)	$ 1.96	$ (1.17)	$ 4.76	$ 1.23
Diluted (in USD per share)	$ 1.94	$ (1.17)	$ 4.70	$ 1.22